Loss on Impairment (Details) $ in Thousands	1 Months Ended	3 Months Ended				8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 floater	Dec. 31, 2020 JACKUP	Mar. 31, 2020 USD ($) floater	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) floater	Dec. 31, 2019 USD ($) floater	Dec. 31, 2018 USD ($)	Dec. 31, 2018 floater	Dec. 31, 2018 JACKUP
Property, Plant and Equipment [Line Items]
Loss on impairment	$ 0					$ 0	$ 1,119,517	$ 3,915,408	$ 615,294	$ 802,133
Number of impairment oil and gas properties			3	9	4			7	2		3	2
Drillships
Property, Plant and Equipment [Line Items]
Loss on impairment					$ 1,100,000		1,100,000
Capital Spare Equipment
Property, Plant and Equipment [Line Items]
Loss on impairment					5,500			$ 24,000
Nobel Series [Member]
Property, Plant and Equipment [Line Items]
Loss on impairment		$ 2,800,000			1,100,000			$ 3,900,000
Noble Bully II Noble Paul Romano And Certain Capital Spare Equipment [Member]
Property, Plant and Equipment [Line Items]
Loss on impairment									$ 615,300
Noble Bully I
Property, Plant and Equipment [Line Items]
Loss on impairment										550,300
Noble Bully II
Property, Plant and Equipment [Line Items]
Loss on impairment									595,500
Noble Bully I Attributable To Joint Venture Partner [Member]
Property, Plant and Equipment [Line Items]
Loss on impairment										$ 250,300
Noble Bully II Attributable To Joint Venture Partner [Member]
Property, Plant and Equipment [Line Items]
Loss on impairment									$ 265,000
Noble Bully I, Noble Bully II, Noble Danny Adkins and Noble Jim Day | Drillships
Property, Plant and Equipment [Line Items]
Loss on impairment					$ 1,100,000		$ 1,100,000